Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited condensed financial statements of the Company for the three and nine months ended September 30, 2025 and 2024 have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”) for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Regulation S-K for scaled disclosures for smaller reporting companies. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. However, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the Company’s financial position and results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year. The balance sheet information as of December 31, 2024 was derived from the audited financial statements included in the Company’s financial statements as of and for the years ended December 31, 2024 and 2023 contained in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission, or the SEC, on February 28, 2025. These financial statements should be read in conjunction with that report.

The accompanying unaudited condensed consolidated financial statements include the accounts of Focus and its wholly-owned subsidiaries, Perfecular, AVX, Focus Shenzhen, Lusher and, until August of 2024, AT Tech Systems (collectively, the “Company,” “we,” “our,” or “us”). All intercompany balances and transactions have been eliminated upon consolidation. The Company’s unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the accompanying unaudited condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources.

The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates in the accompanying financial statements include the assumptions impacting right-of use asset and lease liability, useful lives of property and equipment, allowance for doubtful accounts, inventory reserves, and the valuation allowance on deferred tax assets. The Company regularly evaluates its estimates and assumptions.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company estimates an allowance for doubtful accounts based on historical collection trends and review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. As of September 30, 2025 and December 31, 2024, allowance for doubtful accounts amounted to $278,201 and $278,201, respectively.

Concentrations of Credit and Business Risk

Concentrations of Credit and Business Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company limits its exposure to credit loss by investing its cash with high credit quality financial institutions.

Major customers

For the three months ended of September 30, 2025 and 2024, the Company’s revenue received from the following companies were set out as below:

	Three months ended September 30,
	2025		2024
	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer A	$28,500	99%	$–	–
Customer B	–	–	37,981	51%
Customer C	–	–	18,923	25%

For the nine months ended of September 30, 2025 and 2024, the Company’s revenue received from the following companies were set out as below:

	Nine months ended September 30,
	2025		2024
	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer A	$132,531	52%	$–	–
Customer D	80,942	32%	–	–
Customer E	26,019	10%	–	–
Customer F	–	–	69,325	26%
Customer G	–	–	51,761	20%
Customer H	–	–	37,981	14%

Major Vendors

One major vendor accounted for more than 76% of our total purchases during the nine months ended September 30, 2025 and no major vendor accounted more than 10% of total purchase during the nine months ended September 30, 2024.

Share-Based Compensation

Share-Based Compensation

The Company accounts for stock-based compensation to employees in conformity with the provisions of ASC Topic 718, Stock-Based Compensation. Stock-based compensation to employees consist of stock options, grants, and restricted shares that are recognized in the statement of operations based on their fair values at the date of grant.

The measurement of stock-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the period during which services are received.

The Company calculates the fair value of option grants utilizing the Black-Scholes pricing model and estimates the fair value of the stock based upon the estimated fair value of the common stock. The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest.

The resulting stock-based compensation expense for both employee and non-employee awards is generally recognized on a straight- line basis over the requisite service period of the award.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows paragraph ASC 825-10-50-10 for disclosures about fair value of its financial instruments and paragraph ASC 820-10-35-37 (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements.

To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

•	Level 1: Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

•	Level 2: Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

•	Level 3: Pricing inputs that are generally unobservable inputs and not corroborated by market data.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024:

	September 30, 2025 (unaudited)
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$43,548	$–	$–	$43,548
Total assets measured at fair value	$43,548	$–	$–	$43,548

	December 31, 2024
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$24,660	$–	$–	$24,660
Total assets measured at fair value	$24,660	$–	$–	$24,660

The carrying amount of the Company’s financial assets and liabilities, such as cash, accounts receivable, inventories, other receivable, prepaid expenses, deposit, accounts and accrued expenses, payable, treasury stock payable, short-term loan, other current liabilities, customer deposit, approximate their fair value because of the short maturity of those instruments.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under generally accepted accounting principles are included in comprehensive income but are excluded from net income (loss) as these amounts are recorded directly as an adjustment to stockholders’ equity. The Company’s other comprehensive loss for the nine months ended September 30, 2025 and 2024 was comprised of foreign currency translation adjustments.

Revenue Recognition

Revenue Recognition

Revenue from the Company is recognized under Topic 606 in a manner that reasonably reflects the delivery of its services and products to customers in return for expected consideration and includes the following elements:

•	executed contracts with the Company’s customers that it believes are legally enforceable;

•	identification of performance obligations in the respective contract;

•	determination of the transaction price for each performance obligation in the respective contract;

•	allocation of the transaction price to each performance obligation; and

•	recognition of revenue only when the Company satisfies each performance obligation.

These five elements, as applied to each of the Company’s revenue category, is summarized below:

•	Product sales – revenue is recognized at the time of sale upon the delivery of the equipment to the customer and completion of performance obligation.

•	Service sales – revenue is recognized based on the service being provided and the agreed upon performance obligation has been completed to the customer.

Revenue from our project construction is recognized over time using the percentage-of-completion method under the cost approach. The percentage of completion is determined by estimating stage of work completed. Under this approach, recognized contract revenue equals the total estimated contract revenue multiplied by the percentage of completion. Our construction contracts are unit priced, and an account receivable is recorded for amounts invoiced based on actual units produced. The Company discontinued operations of AT Tech Systems in August 2024, and added the operations of Lusher to service the financial reporting software sector, so the Company currently retains two operating and reportable segments which are (1) Perfecular and Lusher and (2) Corporate and IoT Products.

Software Development Costs

Software Development Costs

In accordance with ASC 985-20, Costs of Software to Be Sold, Leased, or Marketed, the Company expenses software development costs as research and development until technological feasibility is established. Technological feasibility is established when the Company has completed all planning, designing, coding, and testing activities that are necessary to establish that the product can be produced to meet its design specifications, including functions, features, and performance requirements. Costs incurred prior to the establishment of technological feasibility are expensed as research and development.

Subsequent to achieving technological feasibility, and until the product is available for general release, the Company will capitalize qualifying development costs, which primarily include payroll and related costs for employees directly involved in coding and testing, fees paid to third-party developers, and other direct costs incurred to complete the software product. Capitalization ceases when the product is ready for release.

Capitalized software development costs will be amortized on a product-by-product basis using the greater of (i) the ratio of current gross revenues to total anticipated gross revenues or (ii) the straight-line method over the estimated economic life of the product, generally three to five years. Amortization expense will be included in cost of revenues. Capitalized software will be reviewed for impairment when indicators of loss are present.

The Company has not capitalized any of its software costs to date, though it believes it has the technological resources required to successfully develop its software products. Management believes the Company has met technological feasibility in both the IoT and financial software products internally, and as evidenced by our subsequent news releases. The final versions of these products have been shown to the Company’s existing customer base prior to their general release. The Company plans to capitalize certain costs incurred related to the development of both the IoT and financial software products until the general release of those products.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development costs primarily consist of efforts to refine existing product models and develop new product models.

Basic and Fully Diluted Net Income (Loss) Per Share

Basic and Fully Diluted Net Income (Loss) Per Share

Net income (loss) per share is computed pursuant to ASC 260-10-45. Basic net income (loss) per share (“EPS”) is computed by dividing net income (loss) by the weighted average number of shares outstanding during the period.

Fully diluted EPS is computed by dividing net income (loss) by the weighted average number of shares of stock and potentially outstanding shares of stock during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants, unless these shares are covered by anti-dilutive protections. The denominator comprises the Company’s weighted average number of outstanding shares to extent the related shares are dilutive and, if dilutive, and other contracts to issue shares of common stock and stock options. As a result, they are included in the fully diluted EPS computation to the extent that the effect would be dilutive.

As of each period end, all potentially dilutive instruments would be anti-dilutive. Accordingly, diluted loss per share is the same as basic loss for all periods presented. The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Nine Months Ended September 30,	2025	2024
Stock options	76,137	62,637

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The reporting and functional currency of Focus is the USD. The functional currency of Focus Universal (Shenzhen) Technology Co. LTD, a wholly owned subsidiary of Focus located in China, is the Renminbi (“RMB”).

For financial reporting purposes, the financial statements of the Company’s Chinese subsidiary, which are prepared using the RMB, are translated into the Company’s reporting currency, USD. Assets and liabilities are translated using the exchange rate on the balance sheet date. Revenue and expenses are translated using average exchange rates prevailing during each reporting period. Stockholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive loss in stockholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange difference, presented as foreign currency transaction loss, is included in the accompanying unaudited condensed consolidated statements of operations. The exchange rates used for unaudited condensed consolidated financial statements are as follows:

	Average Rate for the Nine Months Ended September 30,
	2025		2024
	(Unaudited)		(Unaudited)
China Yuan (RMB)	RMB	7.2197	RMB	7.1843
United States Dollar ($)		$1.0000		$1.0000

	Exchange Rate at
	September 30, 2025		December 31, 2024
	(Unaudited)
China Yuan (RMB)	RMB	7.198	RMB	7.2975
United States Dollar ($)		$1.0000		$1.0000

Going Concern

Going Concern

The Company has assessed its ability to continue as a going concern for a period of one year from the date of the issuance of these condensed consolidated financial statements. The Company has a net loss of $3,923,401 for the nine months ended September 30, 2025. In addition, the Company had an accumulated deficit of $29,705,709 as of September 30, 2025, and negative cash flow from operating activities of $3,709,104 for the nine months ended September 30, 2025. Substantial doubt about the Company’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the Company will be unable to meet its obligations as they become due within one year from the financial statement issuance date. The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern. The Company currently suffered recurring loss from operations, generated negative cash flow from operating activities, has an accumulated deficit and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time. These conditions raise substantial doubt as to its ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include adjustments relating to the recoverability and classification of reported asset amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s independent registered public accounting firm, in its report on the Company’s consolidated financial statements for the year ended December 31, 2024, has also expressed substantial doubt about the Company’s ability to continue as a going concern.

At September 30, 2025, the Company had cash and cash equivalents, and short-term investments, in the amount of $454,432. Subsequent to September 30, 2025, the Company raised $6,000,000 through the sale of shares of its Preferred Stock. (Note 10) The ability to continue as a going concern is dependent on the Company attaining and maintaining profitable operations in the future and raising additional capital to meet its obligations and repay its liabilities arising from normal business operations when they come due. Since inception, the Company has funded its operations primarily through equity and debt financings, and it expects to continue to rely on these sources of capital in the future. Even if the Company is able to obtain additional financing, such financing may bring about undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in case of equity financing, or grant unfavorable terms in future licensing agreements. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company.